Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 10,045
2023	10,347
2024	10,657
2025	10,977
2026	11,306
Thereafter	27,697
Total lease payments	81,029
Less: imputed interest	(12,300)
Present value of lease liabilities	68,729
Less: current operating lease liabilities	(7,131)	$ (3,348)
Long-term operating lease liabilities	$ 61,598	$ 36,254